Long-Term Debt, net - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 34,250	$ 37,000
Unamortized Debt Discount	(523)	(448)
Total Borrowings	33,727	36,552
Loan Balance - Current Portion	(5,000)	(5,970)
Unamortized Debt Discount- Current Portion	145	305
Total Borrowings - Current Portion	(4,855)	(5,665)
Loan Balance - Long-Term Portion	29,250	31,030
Unamortized Debt Discount - Long-Term Portion	(378)	(143)
Total Borrowings - Long-Term Portion	28,872	$ 30,887
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited & Serena Maritime Limited [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	34,250
Unamortized Debt Discount	(523)
Total Borrowings	$ 33,727